UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2006

Item 1. Schedule of Investments.
CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Principal
	Amount	Value

Corporate Bonds - 59.0%
ACLC Business Loan Receivables Trust, 5.849%, 10/15/21 (e)(r)	$6,997,824	$6,750,248
AgFirst Farm Credit Bank:
8.393%, 12/15/16 (r)	16,725,000	18,041,257
7.30%, 10/14/49 (e)	19,950,000	19,891,287
Alliance Mortgage Investments:
12.56%, 6/1/10 (r)	3,088,500	3,088,500
15.31%, 12/1/10 (r)	16,500,000	16,500,000
American Electric Power Co., Inc., 4.709%, 8/16/07 (r)	2,000,000	1,977,235
Ameriprise Financial, Inc., 7.518% to 6/1/16, floating rate thereafter to 6/1/66 (r)	37,450,000	37,599,032
APL Ltd., 8.00%, 1/15/24	13,525,000	12,189,406
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	49,891,000	29,186,235
Atmos Energy Corp., 5.443%, 10/15/07 (r)	24,962,000	24,956,775
Aurora Military Housing LLC:
5.605%, 12/15/35 (e)	4,000,000	3,719,920
5.655%, 12/15/41 (e)	5,000,000	4,633,650
Aurora Military Housing II LLC:
5.625%, 12/15/35 (e)	4,000,000	3,727,640
5.695%, 12/15/47 (e)	10,000,000	9,220,600
5.775%, 12/15/47 (e)	9,725,000	9,027,328
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	21,885,000	23,294,395
BAC Capital Trust XI, 6.625%, 5/23/36	30,200,000	29,908,598
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	24,001,044	24,714,355
BAE Systems Holdings, Inc., 5.57%, 8/15/08 (e)(r)	15,890,000	15,883,721
Banco Santander Chile, 5.633%, 12/9/09 (e)(r)	4,000,000	3,998,359
Barclays Bank plc, 6.278%, 12/29/49 (r)	14,680,000	12,815,934
BB&T Capital Trust II, 6.75%, 6/7/36	25,000,000	24,968,230
Bear Stearns Co’s, Inc., 5.846%, 10/28/14 (r)	46,520,000	46,609,272
BellSouth Telecommunications, Inc., STEP, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95 (r)	22,540,000	9,692,321
BF Saul, 7.50%, 3/1/14	13,150,000	13,215,750
BJ Services Co., 5.426%, 6/1/08 (r)	33,500,000	33,487,670
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	26,379,000	24,779,008
Brandywine Operating Partnership LP, 5.415%, 4/1/09 (r)	8,485,000	8,476,874
Brascan Corp., 7.125%, 6/15/12	14,825,000	15,595,870
Captec Franchise Trust, 8.155%, 12/15/13 (e)	2,895,000	2,287,050
Chase Funding Mortgage Loan, 4.045%, 5/25/33	4,800,000	4,701,673
Chatham Centre LLC VRDN, 5.47%, 4/1/22 (r)	1,300,000	1,300,000
Chevy Chase Bank FSB, 6.875%, 12/1/13	6,986,000	6,994,732
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,868,868
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	3,500,000	3,570,524

	Principal
	Amount	Value

Citibank Credit Card Issuance Trust:
4.75%, 10/22/12	3,000,000	2,916,431
5.45%, 5/10/13	6,800,000	6,749,651
CitiFinancial, 6.75%, 7/1/07	3,365,000	3,400,765
Citigroup, Inc., 6.50%, 1/18/11	17,650,000	18,225,572
Comcast Corp., 6.50%, 11/15/35	6,000,000	5,642,219
Consolidated Natural Gas Co. 6.875%, 10/15/26	5,560,000	5,760,841
Countrywide Asset-Backed Certificates, 5.773%, 11/25/34 (r)	10,391,121	10,407,191
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	39,250,000	37,278,296
CSX Corp., 5.43%, 8/3/06 (r)	24,937,000	24,935,853
Daimler-Chrysler North American Holding Corp., 5.503%, 11/17/06 (r)	8,850,000	8,850,531
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	2,000,000	2,177,753
9.25%, 5/1/10	500,000	544,438
Dominion Resources, Inc.:
5.79%, 9/28/07 (r)	16,539,000	16,543,028
5.687%, 5/15/08	6,800,000	6,782,456
7.50% to 6/30/16, floating rate thereafter to 6/30/66 (r)	38,670,000	38,611,024
Duke Realty LP, 5.697%, 12/22/06 (r)	4,900,000	4,900,762
Dunkin Securitization, 5.779%, 6/20/31 (e)	20,750,000	20,597,985
E*Trade Financial Corp.:
8.00%, 6/15/11	9,150,000	9,355,875
7.375%, 9/15/13	1,750,000	1,750,000
7.875%, 12/1/15	2,900,000	2,972,500
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	3,850,000	3,867,144
Enterprise Mortgage Acceptance Co. LLC:
Interest Only, 0.707%, 10/15/23 (e)(r)	105,884,031	2,518,882
6.38%, 4/15/07 (e)	790,282	793,736
First National Bank of Omaha, 7.32%, 12/1/10	3,800,000	3,783,365
First Republic Bank, 7.75%, 9/15/12	7,307,500	7,870,539
First Tennessee Bank:
5.316%, 12/8/08	10,750,000	10,683,893
5.65%, 4/1/16	4,750,000	4,581,296
Ford Motor Credit Co.:
9.75%, 9/15/10 (e)	40,445,461	39,490,305
9.473%, 4/15/12 (r)	21,500,000	21,821,557
Gannett Co., Inc., 5.414%, 5/26/09 (r)	8,000,000	7,996,481
GE Dealer Floorplan Master Note Trust, 5.345%, 4/20/11 (r)	5,000,000	5,000,000
General Motors Acceptance Corp.:
4.25%, 1/15/07	100,000	98,640
6.75%, 12/1/14	12,290,000	11,433,795
7.431%, 12/1/14 (r)	20,290,000	19,373,199
Glitnir banki HF:
5.228%, 10/15/08 (e)(r)	9,750,000	9,748,579
4.75%, 10/15/10 (e)	6,000,000	5,585,846
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	8,400,000	8,340,128
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	11,900,000	11,377,554
Trust III, 5.361%, 2/15/36 (e)	21,950,000	21,335,224
Golden Securities Corp., 5.409%, 12/2/13 (e)(r)	20,038,072	19,853,347
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	13,166,000	13,164,683

	Principal
	Amount	Value

Goldman Sachs Group, Inc.:
5.887%, 3/22/16 (r)	3,750,000	3,741,203
6.345%, 2/15/34	46,842,000	43,669,110
6.45%, 5/1/36	25,880,000	24,886,248
Great West Life & Annuity Insurance Co., 7.153% to 5/16/16, floating rate thereafter to 5/16/46 (e)(r)	5,000,000	4,973,163
HBOS plc:
5.92% to 10/1/15, floating rate thereafter to 9/29/49 (e)(r)	2,750,000	2,490,092
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	36,300,000	31,715,491
Health Care REIT, Inc., 6.20%, 6/1/16	3,020,000	2,916,291
HRPT Properties Trust, 5.941%, 3/16/11 (r)	12,900,000	12,901,108
Impac CMB Trust:
6.023%, 10/25/33 (r)	3,442,598	3,443,709
5.643%, 9/25/34 (r)	4,302,207	4,310,405
5.583%, 4/25/35 (r)	14,796,755	14,841,082
5.633%, 4/25/35 (r)	5,302,171	5,322,936
5.593%, 5/25/35 (r)	22,196,362	22,242,096
5.643%, 8/25/35 (r)	16,546,441	16,576,450
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	19,210,000	18,053,034
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	10,340,000	10,768,708
Interpool Capital Trust, 9.875%, 2/15/27	47,283,000	48,169,556
Interpool, Inc., 7.35%, 8/1/07	1,525,000	1,534,531
Johnson Controls, Inc., 5.25%, 1/15/11	3,000,000	2,920,693
JPMorgan Chase & Co., 5.47%, 10/28/08 (r)	72,800,000	72,755,037
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17	3,000,000	2,985,000
Kaupthing Bank HF:
5.381%, 12/1/09 (r)	18,800,000	18,444,680
7.125%, 5/19/16 (e)	32,875,000	32,840,120
KN Capital Trust III, 7.63%, 4/15/28	1,975,000	1,718,270
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	53,775,000	41,675,625
Lehman Brothers Holdings, Inc., 5.15%, 9/8/08 (r)	7,157,000	7,082,543
Lennar Corp., 5.689%, 8/20/07 (r)	39,960,000	39,943,086
Leucadia National Corp., 7.00%, 8/15/13	15,825,000	15,429,375
Lincoln National Corp., 7.00% to 5/17/16, floating rate thereafter to 5/17/66 (r)	5,000,000	4,961,409
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	256,355
8.30%, 12/1/37 (e)(m)*	33,720,000	168,600
8.45%, 12/1/97 (e)(m)*	1,000,000	5,000
Main & Walton, Inc. VRDN, 5.39%, 9/1/26 (r)	1,500,000	1,500,000
Mangrove Bay Pass-Through Trust, 6.102% to 7/15/13, floating rate thereafter to 7/15/33 (e)(r)	2,300,000	2,192,981
Masco Corp., 5.533%, 3/9/07 (e)(r)	18,000,000	18,008,478
Meridian Funding Co. LLC:
5.689%, 8/30/07 (e)(r)	13,220,000	13,225,037
5.21%, 10/6/08 (e)(r)	17,453,420	17,460,698
5.539%, 10/15/14 (e)(r)	39,250,000	39,263,620
Merrill Lynch & Co., Inc. 7.00%, 1/15/07	4,680,000	4,703,113
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	505,771

	Principal
	Amount	Value

Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	2,500,000	2,231,650
5.30%, 8/1/50 (e)	17,245,000	15,444,450
Midwest Family Housing LLC:
5.531%, 1/1/51 (e)	4,250,000	3,858,575
5.581%, 1/1/51 (e)	4,720,000	4,316,582
NationsBank Cap Trust III, 5.618%, 1/15/27 (r)	1,500,000	1,454,677
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	13,455,000	12,815,461
6.90%, 10/1/37	7,480,000	7,580,096
6.59%, 7/7/38	1,890,000	1,886,010
New Valley Generation V, 4.929%, 1/15/21	2,499,014	2,340,647
New York State Community Statutory Trust II, 9.218%, 12/28/31 (e)(r)	3,500,000	3,513,125
Noble Group Ltd., 6.625%, 3/17/15 (e)	31,420,000	26,981,925
Odyssey Re Holdings Corp.:
7.65%, 11/1/13	9,575,000	9,247,843
6.875%, 5/1/15	2,850,000	2,678,793
Orkney Re II plc, Series B, 7.74%, 12/21/35 (e)(r)	19,550,000	19,550,000
Overseas Private Investment Corp., 4.05%, 11/15/14	2,717,600	2,543,511
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	26,965,000	25,751,575
Pacific Pilot Funding Ltd., 5.83%, 10/20/16 (e)(r)	6,360,784	6,345,486
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	4,400,000	4,351,877
Pepco Holdings, Inc., 5.856%, 6/1/10 (r)	5,000,000	4,993,400
Pioneer Natural Resources Co.:
5.875%, 7/15/16	22,940,000	20,889,130
6.875%, 5/1/18	58,800,000	56,617,645
Post Apartment Homes LP VRDN, 5.35%, 7/15/29 (r)	50,000,000	50,000,000
Preferred Term Securities IX Ltd., 5.71%, 4/3/33 (e)(r)	1,000,000	1,006,920
Premium Asset Trust, 5.273%, 10/8/09 (e)(r)	3,200,000	3,202,605
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	13,305,000	14,557,108
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,000,000	1,010,796
Public Service Enterprise Group, Inc., 5.799%, 9/21/08 (r)	30,600,000	30,643,911
Public Steers Trust, 6.646%, 11/15/18	4,828,474	4,039,320
Puget Energy Inc., 7.02%, 12/1/27	571,000	621,073
RBS Capital Trust IV, 6.299%, 9/29/49 (r)	26,280,000	26,268,831
Reed Elsevier Capital, Inc., 5.659%, 6/15/10 (r)	5,700,000	5,698,106
Residential Accredit Loans, Inc., 1.565%, 9/25/45	183,045,977	6,635,417
Residential Capital Corp.:
6.875%, 6/29/07 (r)	57,970,000	58,156,975
6.489%, 11/21/08 (r)	41,480,000	41,645,671
6.168%, 4/17/09 (r)	26,600,000	26,514,452
6.00%, 2/22/11	80,500,000	78,051,640
6.875%, 6/30/15	2,785,000	2,775,116
Rouse Co. LP, 6.75%, 5/1/13 (e)	14,300,000	14,004,316
Sabre Holdings Corp., 6.35%, 3/15/16	10,000,000	9,374,174
Santander Issuances SA Unipersonal , 5.774%, 6/20/16 (e)(r)	47,700,000	48,469,525
Simon Property Group LP, 7.00%, 7/15/09	2,865,000	2,959,547
Skyway Concession Co. LLC, 5.24%, 6/30/17 (e)(r)	5,000,000	4,995,930
SLM Student Loan Trust, 5.549%, 12/15/17 (r)	6,810,764	6,840,936
Southern California Gas Co., 5.401%, 12/1/09 (r)	5,900,000	5,897,411

	Principal
	Amount	Value

Sovereign Bancorp, Inc.:
5.511%, 3/1/09 (e)(r)	8,735,000	8,726,819
4.80%, 9/1/10 (e)	5,000,000	4,765,076
Sovereign Bank:
4.00%, 2/1/08	9,350,000	9,106,545
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	13,000,000	12,595,139
Sovereign Capital Trust VI, 7.908%, 6/13/36	16,500,000	16,743,687
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	26,500,000	7,937,757
Spieker Properties LP, 6.75%, 1/15/08	12,255,000	12,405,314
St. Paul Travelers Co’s, Inc., 5.01%, 8/16/07	5,000,000	4,963,788
Sterling Equipment, Inc., 6.125%, 9/28/19	330,335	337,952
Swiss Re Capital I LP, 6.854% to 5/25/16, floating rate thereafter to 5/29/49 (e)(r)	13,520,000	13,149,890
TIERS Trust:
8.45%, 12/1/17 (n)*	8,559,893	128,398
STEP, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (r)	15,000,000	1,270,237
STEP, 0.00% to 4/15/18, 7.697% thereafter to 10/15/97 (e)(r)	11,001,000	2,535,622
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)(r)	12,295,000	604,649
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	5,816,402
2/15/19 (e)	5,000,000	2,318,540
2/15/45 (e)	644,291,758	77,005,751
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	9,250,000	9,084,536
United Parcel Services, Inc., 4.72%, 3/27/50 (r)	2,030,000	2,031,794
UnumProvident Corp., 5.997%, 5/15/08	1,800,000	1,793,959
Vale Overseas Ltd., 6.25%, 1/11/16	9,780,000	9,291,000
Verizon North, Inc., 5.634%, 1/1/21 (e)	4,785,000	4,443,858
Verizon Pennsylvania, Inc.:
8.35%, 12/15/30	4,590,000	5,007,752
8.75%, 8/15/31	2,370,000	2,693,827
Viacom, Inc.:
5.691%, 6/16/09 (e)(r)	7,000,000	6,997,747
6.875%, 4/30/36 (e)	9,970,000	9,549,656
Wachovia Capital Trust III, 5.80% to 3/1/11, floating rate thereafter to 3/15/42 (r)	10,800,000	10,522,418
Woori Bank, 6.125% to 5/3/11, floating rate thereafter to 5/3/16 (e)(r)	4,000,000	3,981,101
World Financial Network, Credit Card Master Note Trust, 5.569%, 5/15/12 (r)	3,900,000	3,922,955

Total Corporate Bonds (Cost $2,597,465,832)		2,505,888,792

	Principal
	Amount	Value

Taxable Municipal Obligations - 9.2%
Alabaster Alabama GO Bonds:
5.36%, 4/1/18	475,000	448,813
5.38%, 4/1/19	780,000	733,933
5.40%, 4/1/20	840,000	784,224
5.45%, 4/1/21	880,000	813,498
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/09	5,155,000	4,295,094
10/1/10	16,230,000	12,775,282
American Buildings Co. VRDN, 5.35%, 8/1/20 (r)	2,500,000	2,500,000
Baltimore Maryland General Revenue Bonds:
5.03%, 7/1/13	1,460,000	1,401,717
5.05%, 7/1/14	1,520,000	1,452,512
5.07%, 7/1/15	1,340,000	1,273,496
5.27%, 7/1/18	2,435,000	2,310,401
Bartow-Cartersville Georgia Joint IDA Revenue Bonds, 5.55%, 11/1/20	3,970,000	3,792,144
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,585,000	1,532,600
Brownsville Texas Utility System Revenue Bonds:
5.084%, 9/1/16	2,000,000	1,865,760
5.204%, 9/1/17	2,275,000	2,137,749
5.304%, 9/1/19	2,000,000	1,865,700
California Statewide Communities Development Authority Revenue Bonds:
5.44%, 8/1/10	1,560,000	1,549,002
5.61%, 8/1/14	2,270,000	2,249,547
Zero Coupon, 6/1/15	4,630,000	2,777,490
Zero Coupon, 6/1/16	2,620,000	1,478,623
Zero Coupon, 6/1/17	4,545,000	2,412,077
Zero Coupon, 6/1/18	2,810,000	1,401,207
Zero Coupon, 6/1/19	1,975,000	923,174
Canyon Texas Regional Water Authority Revenue Bonds, 6.25%, 8/1/28	2,365,000	2,355,587
Chicago Illinois GO Bonds:
5.30%, 1/1/14	1,940,000	1,887,407
5.375%, 1/1/16	5,850,000	5,645,484
Coachella California Redevelopment Agency Tax Allocation Bonds, 6.20%, 9/1/36	2,065,000	2,060,416
College Park Georgia Revenue Bonds:
5.631%, 1/1/11	4,965,000	4,971,057
5.658%, 1/1/12	2,500,000	2,503,275
5.688%, 1/1/13	5,540,000	5,542,382
Dallas Texas GO Bonds, STEP, 5.25%, 2/15/24 (r)	4,890,000	4,814,058
Detroit Michigan GO Bonds:
4.96%, 4/1/20	9,500,000	8,566,245
5.15%, 4/1/25	17,655,000	15,668,459
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	486,255
Fairfield California Pension Obligation Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,810,589

	Principal
	Amount	Value

Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	272,346
5.10%, 7/1/15	300,000	285,735
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,250,000	1,158,300
Grant County Washington Public Utility District No. 2 Revenue Bonds:
4.76%, 1/1/13	400,000	381,268
5.11%, 1/1/13	1,210,000	1,169,743
5.29%, 1/1/20	2,415,000	2,291,811
5.48%, 1/1/21	990,000	960,785
Hoffman Estates Illinois GO Bonds, 5.15%, 12/1/17	1,135,000	1,060,465
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	660,000	627,185
Indiana State Bond Bank Revenue Bonds:
5.72%, 1/15/15	2,430,000	2,410,536
5.82%, 7/15/17	3,925,000	3,883,984
5.38%, 7/15/18	780,000	747,310
5.44%, 7/15/19	3,030,000	2,904,346
6.01%, 7/15/21	19,715,000	19,560,434
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	224,944
4.82%, 9/1/12	250,000	237,588
4.90%, 9/1/13	260,000	245,916
4.94%, 9/1/14	275,000	258,907
4.95%, 9/1/15	285,000	266,338
Iowa State Finance IDA Revenue VRDN, 5.61%, 11/1/17 (r)	2,930,000	2,930,000
Jersey City New Jersey GO Bonds, 5.38%, 9/1/16	7,755,000	7,575,472
Kalamazoo Michigan Building Authority GO Bonds, 5.00%, 10/1/20	730,000	672,491
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	4,485,000	4,238,280
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	4,550,000	4,447,489
La Verne California Pension Obligation Revenue Bonds, 5.62%, 6/1/16	1,000,000	988,880
Long Beach California Bond Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	4,402,900
5.44%, 8/1/40	5,000,000	4,364,500
Malibu California Integrated Water Quality Improvement COPs, 5.82%, 7/1/26	850,000	823,667
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,649,287
5.69%, 10/1/30	2,835,000	2,633,432
Mississippi Business Finance Corp. Revenue VRDN, 5.35%, 12/1/20 (r)	4,700,000	4,700,000
Mississippi State Development Bank SO Revenue Bonds:
5.04%, 6/1/20 Project A	1,940,000	1,758,998
5.04%, 6/1/20 Project B	990,000	897,633
5.375%, 1/1/22	1,265,000	1,182,294
5.60%, 1/1/26	1,470,000	1,346,138
Missouri State Higher Education Loan Authority Revenue Bonds, 5.33%, 9/1/43 (r)	250,000	250,000
New York City IDA Revenue VRDN, 5.30%, 6/1/30 (r)	2,200,000	2,200,000
New York State MMC Corp. Revenue Bonds, 5.25%, 11/1/35 (r)	10,915,000	10,915,000

	Principal
	Amount	Value

New York State Sales Tax Asset Receivables Corp. Revenue Bonds:
3.60%, 10/15/08	1,500,000	1,436,190
4.06%, 10/15/10	1,000,000	940,730
4.42%, 10/15/12	10,500,000	9,819,495
Northwest Washington Electric Energy Revenue Bonds:
4.06%, 7/1/09	1,150,000	1,101,275
4.49%, 7/1/11	2,500,000	2,374,625
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.653%, 9/1/21	19,635,000	18,791,284
Oceanside California Pension Obligation Revenue Bonds:
4.95%, 8/15/16	2,215,000	2,060,637
5.14%, 8/15/18	2,760,000	2,564,123
5.20%, 8/15/19	3,070,000	2,848,868
5.25%, 8/15/20	3,285,000	3,046,378
Oconomowoc Wisconsin Area School District GO Bonds, 5.44%, 3/1/21	780,000	734,815
Pennsylvania Commonwealth Financing Authority Revenue Bonds, 5.631%, 6/1/23	8,270,000	8,162,242
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,599,581
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	7,990,000	7,364,623
Pittsburgh Pennsylvania GO Bonds:
5.47%, 9/1/08	4,890,000	4,871,565
5.54%, 9/1/09	19,670,000	19,601,745
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	2,978,140
Sacramento City California Financing Authority Tax Allocation Revenue Bonds:
5.11%, 12/1/13	1,235,000	1,180,845
5.54%, 12/1/20	21,940,000	20,631,279
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	5,430,000	5,234,194
San Diego California Redevelopment Agency Tax Allocation Bonds, 6.00%, 9/1/21	2,515,000	2,480,318
San Jose California Redevelopment Agency Tax Allocation Bonds:
5.10%, 8/1/20	3,960,000	3,634,686
5.46%, 8/1/35	5,300,000	4,624,515
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.60%, 9/1/25	1,815,000	1,699,457
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	646,751
5.00%, 12/1/13	710,000	674,223
5.00%, 12/1/14	745,000	703,332
5.125%, 12/1/15	785,000	742,508
5.125%, 12/1/16	830,000	775,635
5.25%, 12/1/21	4,000,000	3,666,840
5.375%, 12/1/21	4,880,000	4,557,090
University of Central Florida COPs:
5.125%, 10/1/20	3,750,000	3,431,513
5.375%, 10/1/35	14,980,000	13,255,203
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	10,403,899
5.442%, 7/1/50	3,990,000	3,539,010
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	2,750,000	2,592,508
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	2,914,703
5.15%, 1/1/24	3,630,000	3,244,204
Wilkes-Barre Pennsylvania GO Bonds, 5.28%, 11/15/19	2,025,000	1,883,250

Total Taxable Municipal Obligations (Cost $407,739,341)		389,821,938

	Principal
	Amount	Value

U.S. Government Agencies and Instrumentalities - 7.5%
Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10	3,729,512	3,767,366
Fannie Mae, 5.50%, 12/25/16	5,746,502	5,619,625
Federal Home Loan Bank:
4.60% to 10/26/06, 5.00% thereafter to 10/26/07 (r)	29,600,000	29,385,365
0.00%, 12/28/07 (r)	9,000,000	8,250,300
Federal Home Loan Bank Discount Notes, 7/3/06	150,000,000	149,959,250
Freddie Mac:
5.125%, 12/15/13	73,407,279	71,391,317
4.10% to 1/28/09, 5.80% thereafter to 1/28/14 (r)	5,000,000	4,739,035
5.625%, 11/23/35	16,770,000	15,520,665
Ginnie Mae, 11.00%, 10/15/15	615	671
Small Business Administration:
5.038%, 3/10/15	6,965,820	6,620,255
4.94%, 8/10/15	23,474,778	22,646,863

Total U.S. Government Agencies and Instrumentalities (Cost $322,947,764)		317,900,712

U.S. Treasury - 17.1%
United States Treasury Bonds, 5.375%, 2/15/31	3,550,000	3,611,016
United States Treasury Notes:
2.625%, 11/15/06	20,000,000	19,806,250
3.625%, 6/30/07	12,000,000	11,808,750
2.75%, 8/15/07	51,000,000	49,613,437
4.00%, 8/31/07	28,100,000	27,704,844
4.00%, 9/30/07	25,000,000	24,625,000
4.25%, 11/30/07	13,900,000	13,715,391
4.375%, 12/31/07	43,000,000	42,482,656
4.625%, 3/31/08	32,400,000	32,091,188
4.875%, 4/30/08	100,000	99,453
4.75%, 3/31/11	555,000	546,588
4.875%, 4/30/11	200,000	197,937
4.875%, 5/31/11	650,000	643,297
3.875%, 2/15/13	2,700,000	2,512,688
4.25%, 8/15/13	2,850,000	2,703,492
4.00%, 2/15/15	110,000	101,338
4.25%, 8/15/15	10,680,000	9,992,475
4.50%, 11/15/15	340,138,000	323,981,455
4.50%, 2/15/16	163,845,000	155,908,763
5.125%, 5/15/16	5,202,000	5,196,310

Total U.S. Treasury (Cost $744,184,424)		727,342,328

	Shares

Equity Securities - 3.5%
BAC Capital Trust VIII, Preferred	515,000	11,330,000
Conseco, Inc.:
Preferred	1,077,900	29,987,178
Warrants (strike price $27.60/share, expires 9/10/08)*	4,955	11,150
First Republic Preferred Capital Corp., Preferred (e)	6,050	6,443,250
Ford Motor Co. Capital Trust II, Preferred	106,200	2,952,360
ING Groep NV, Preferred	149,600	3,409,384
Manitoba Telecom Services, Inc.	8,310	338,437
MFH Financial Trust I, Preferred (e)	400,000	39,600,000
Richmond County Capital Corp., Preferred (e)	75	7,528,125
Roslyn Real Estate Asset Corp., Preferred	222	22,304,062
Willis Lease Finance Corp., Preferred	50,000	495,000
WoodBourne Pass-Through Trust, Preferred (e)	258	25,920,938

Total Equity Securities (Cost $150,070,620)		150,319,884

TOTAL INVESTMENTS (Cost $4,222,407,981) - 96.3%		4,091,273,654
Other assets and liabilities, net - 3.7%		157,443,713

NET ASSETS - 100%		$4,248,717,367

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
2 Year U.S. Treasury Notes	4,943	09/06	$1,002,347,719	($2,455,424)
10 Year U.S. Treasury Notes	5,618	09/06	589,099,969	(114,177)

Total Purchased				($2,569,601)

Sold:
5 Year U.S. Treasury Notes	2,965	09/06	$306,599,531	$2,109,353
U.S. Treasury Bonds	3,511	09/06	374,470,094	356,521

Total Sold				$2,465,874

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
REIT: Real Estate Investment Trust
SO: Special Obligation
STEP: Stepped Coupon bond for which the coupon rate of interest will adjust on specific future date(s).
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Principal
	Amount	Value

Corporate Bonds - 41.1%
Alliance Mortgage Investments, 12.56%, 6/1/10 (r)	$4,833	$4,833
Ameriprise Financial, Inc., 7.518% to 6/1/16, floating rate thereafter to 6/1/66 (r)	50,000	50,199
APL Ltd., 8.00%, 1/15/24	15,000	13,519
Army Hawaii Family Housing Trust Certificates, 5.524%, 6/15/50 (e)	100,000	92,323
Aurora Military Housing II LLC, 5.775%, 12/15/47 (e)	25,000	23,206
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	10,000	10,644
BAC Capital Trust XI, 6.625%, 5/23/36	50,000	49,518
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	9,262	9,537
Barclays Bank plc, 6.278%, 12/29/49 (r)	20,000	17,460
BB&T Capital Trust II, 6.75%, 6/7/36	20,000	19,975
Bear Stearns Co’s, Inc., 5.846%, 10/28/14 (r)	30,000	30,058
BellSouth Telecommunications, Inc., STEP, 0.00% to 12/15/15, 6.65% thereafter to 12/15/95	60,000	25,800
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	35,000	32,877
Brandywine Operating Partnership LP, 5.415%, 4/1/09 (r)	15,000	14,986
Consolidated Natural Gas Co., 6.875%, 10/15/26	40,000	41,445
Dominion Resources, Inc.:
5.79%, 9/28/07 (r)	20,000	20,005
7.50% to 6/30/16, floating rate thereafter to 6/30/66 (r)	30,000	29,954
E*Trade Financial Corp., 8.00%, 6/15/11	25,000	25,562
Ford Motor Credit Co.:
7.18%, 10/4/06	20,000	20,019
5.65%, 6/20/07	30,000	29,572
9.75%, 9/15/10 (e)	23,404	22,851
General Motors Acceptance Corp., 6.75%, 12/1/14 (r)	10,000	9,303
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	15,000	14,998
Goldman Sachs Group, Inc.:
6.345%, 2/15/34	60,000	56,124
6.45%, 5/1/36	20,000	19,232
Health Care REIT, Inc., 6.20%, 6/1/16	30,000	28,970
Impac CMB Trust, 5.593%, 5/25/35 (r)	6,272	6,285
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	15,000	15,856
6.015%, 2/15/28	25,000	26,037
Interpool Capital Trust, 9.875%, 2/15/27	25,000	25,469
KN Capital Trust III, 7.63%, 4/15/28	25,000	21,750
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	35,000	27,125
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	28,309
Mid-Atlantic Family Military Communities LLC, 5.30%, 8/1/50 (e)	5,000	4,478
Midwest Family Housing LLC, 5.581%, 1/1/51 (e)	30,000	27,436
NationsBank Cap Trust III, 5.618%, 1/15/27 (r)	15,000	14,547
Nationwide Health Properties, Inc., 6.90%, 10/1/37	20,000	20,268
Noble Group Ltd., 6.625%, 3/17/15 (e)	30,000	25,763
Northrop Grumman Space & Mission Systems Corp., 6.32%, 5/27/08	25,000	25,195
Odyssey Re Holdings Corp., 6.875%, 5/1/15	15,000	14,099
Pioneer Natural Resources Co.:
5.875%, 7/15/16	10,000	9,106
6.875%, 5/1/18	50,000	48,144
PPL Montana LLC, 8.903%, 7/2/20	27,406	29,596
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	40,000	43,764
Puget Energy Inc., 7.02%, 12/1/27	25,000	27,192
QBE Insurance Group Ltd., 5.647% to 7/1/13, floating rate thereafter to 7/1/23 (e)(r)	15,000	14,219
RBS Capital Trust I, 6.299%, 9/29/49 (r)	20,000	19,991
Residential Capital Corp.:
6.489%, 11/21/08 (r)	20,000	20,080
6.00%, 2/22/11	100,000	96,959
6.875%, 6/30/15	15,000	14,947
Rochester Gas & Electric Corp., 6.375%, 9/1/33	10,000	10,295
Southern California Edison Co., 5.75%, 4/1/35	10,000	9,336
Swiss Re Capital I LP, 6.854% to 5/25/16, floating rate thereafter to 5/29/49 (e)(r)	30,000	29,179
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	421,045	50,323
Vale Overseas Ltd., 6.25%, 1/11/16	20,000	19,000
Verizon North, Inc., 5.634%, 1/1/21 (e)	15,000	13,931
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	30,000	32,730
Viacom, Inc., 6.875%, 4/30/36 (e)	30,000	28,735

Total Corporate Bonds (Cost $1,552,678)		1,513,114

	Principal
	Amount	Value

Taxable Municipal Obligations - 27.0%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	28,628
Alabaster Alabama GO Bonds, 5.45%, 4/1/21	25,000	23,111
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	30,000	28,465
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	10,000	9,397
California Statewide Communities Development Authority Revenue Bonds, 5.61%, 8/1/14	30,000	29,730
Canyon Texas Regional Water Authority Revenue Bonds, 6.25%, 8/1/28	50,000	49,801
Coachella California Redevelopment Agency Tax Allocation Bonds, 6.20%, 9/1/36	50,000	49,889
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	8,206
Dallas Texas GO Bonds, STEP, 5.25%, 2/15/24 (r)	10,000	9,845
Detroit Michigan GO Bonds, 5.15%, 4/1/25	25,000	22,187
East Lansing Michigan GO Bonds, 5.00%, 4/1/14	85,000	80,794
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	10,000	9,281
Fairfield California Pension Obligation Revenue Bonds:
5.22%, 6/1/20	15,000	14,013
5.34%, 6/1/25	15,000	13,857
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	23,401
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	25,000	23,166
Grant County Washington Public Utility District No. 2 Revenue Bonds:
5.29%, 1/1/20	25,000	23,725
5.48%, 1/1/21	10,000	9,705
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	14,726
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	25,000	23,757
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	50,000	49,608
Kalamazoo Michigan Building Authority Revenue Bonds, 5.00%, 10/1/20	20,000	18,424
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	15,000	14,175
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	50,000	48,873
Malibu California Integrated Water Quality Improvement COPs, 5.82%, 7/1/26	30,000	29,071
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	13,933
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	30,000	27,472
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	10,000	9,356
Oceanside California Pension Obligation Revenue Bonds, 5.25%, 8/15/20	10,000	9,274
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/16	25,000	14,106
6/30/18	30,000	14,887
Pennsylvania Commonwealth Financing Authority Revenue Bonds, 5.631%, 6/1/23	30,000	29,609
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	11,153
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	10,000	9,217
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	40,000	38,558
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	13,768
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	40,000	38,032
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	40,000	40,024
University of Central Florida COPs, 5.375%, 10/1/35	20,000	17,697
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	13,299
5.442%, 7/1/50	10,000	8,870
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	15,000	14,141
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	13,706

Total Taxable Municipal Obligations (Cost $1,032,171)		992,937

	Principal
	Amount	Value

U.S. Government Agencies and Instrumentalities - 0.8%
Freddie Mac, 5.625%, 11/23/35	30,000	27,765

Total U.S. Government Agencies and Instrumentalities (Cost $29,887)		27,765

U.S. Treasury Obligations - 25.1%
United States Treasury Notes:
4.00%, 2/15/15	100,000	92,125
5.125%, 5/15/16	833,000	832,089

Total U.S. Treasury Obligations (Cost $924,684)		924,214

	Shares	Value

Equity Securities - 0.3%
ING Groep NV, Preferred	400	9,116

Total Equity Securities (Cost $9,908)		9,116

TOTAL INVESTMENTS (Cost $3,549,328) - 94.3%		3,467,146
Other assets and liabilities, net - 5.7%		211,009

Net Assets - 100%		$3,678,155

			Underlying
			Face	Unrealized
	# of	Expiration	Amount at	Appreciation
Futures	Contracts	Date	Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	10	9/06	$2,027,813	$3,265
Sold:
U.S. Treasury Bonds	8	9/06	$853,250	$655

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COP’s: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
SO: Special Obligation
STEP: Stepped Coupon bond for which the coupon rate of interest will adjust on specific future date(s).
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	Shares	Value

Equity Securities - 96.1%

Building Products - 1.1%
Lennox International, Inc.	76,625	$2,029,030

Capital Markets - 2.8%
Investment Technology Group, Inc.*	49,250	2,504,855
optionsXpress Holdings, Inc.	121,500	2,832,165

		5,337,020

Commercial Banks - 2.4%
Hancock Holding Co.	82,250	4,606,000

Commercial Services & Supplies - 4.1%
American Reprographics Co.*	115,745	4,195,756
Watson Wyatt & Co. Holdings	104,400	3,668,616

		7,864,372

Communications Equipment - 7.5%
Arris Group, Inc.*	445,700	5,847,584
InterDigital Communications Corp.*	137,400	4,796,634
Packeteer, Inc.*	328,894	3,729,658

		14,373,876

Computers & Peripherals - 4.7%
Komag, Inc.*	120,000	5,541,600
Xyratex Ltd.*	133,025	3,518,511

		9,060,111

Construction Materials - 0.9%
Eagle Materials, Inc.	37,050	1,759,875

Diversified Consumer Services - 1.9%
Jackson Hewitt Tax Service, Inc.	117,625	3,687,544

Diversified Financial Services - 2.2%
Portfolio Recovery Associates, Inc.*	92,670	4,235,019

Electrical Equipment - 4.4%
Encore Wire Corp.*	119,050	4,278,657
Genlyte Group, Inc.*	58,200	4,215,426

		8,494,083

Electronic Equipment & Instruments - 4.9%
Brightpoint, Inc.*	244,675	3,310,453
LoJack Corp.*	174,275	3,286,826
Multi-Fineline Electronix, Inc.*	85,300	2,831,107

		9,428,386

Energy Equipment & Services - 6.8%
NS Group, Inc.*	79,200	4,362,336
Superior Energy Services, Inc.*	76,550	2,595,045
Trico Marine Services, Inc.*	112,050	3,809,700
Unit Corp.*	39,440	2,243,742

		13,010,823

Health Care Equipment & Supplies - 1.9%
Sirona Dental Systems, Inc.	91,775	3,636,126

Health Care Providers & Services - 11.9%
Amedisys, Inc.*	110,525	4,188,898
Centene Corp.*	175,180	4,121,985
LCA-Vision, Inc.	97,185	5,142,058
Radiation Therapy Services, Inc.*	158,100	4,254,471
WellCare Health Plans, Inc.*	103,700	5,086,485

		22,793,897

Household Durables - 3.5%
Ethan Allen Interiors, Inc.	101,668	3,715,965
Meritage Homes Corp.*	63,960	3,022,110

		6,738,075

	Shares	Value

Insurance - 3.3%
HCC Insurance Holdings, Inc.	74,285	2,186,950
Ohio Casualty Corp.	138,000	4,102,740

		6,289,690

Internet & Catalog Retail - 1.1%
NutriSystem, Inc.*	34,875	2,166,784

Internet Software & Services - 4.7%
Digital River, Inc.*	86,475	3,492,725
j2 Global Communications, Inc.*	178,880	5,584,634

		9,077,359

Leisure Equipment & Products - 1.0%
Pool Corp.	43,385	1,892,888

Machinery - 2.4%
JLG Industries, Inc.	101,800	2,290,500
Toro Co.	49,375	2,305,812

		4,596,312

Metals & Mining - 2.3%
AMCOL International, Corp.	169,650	4,470,278

Oil, Gas & Consumable Fuels - 2.3%
Helix Energy Solutions Group, Inc.*	59,130	2,386,487
St Mary Land & Exploration Co.	49,675	1,999,419

		4,385,906

Personal Products - 1.3%
Parlux Fragrances, Inc.*	259,750	2,516,977

Real Estate Management & Development - 1.3%
Jones Lang LaSalle, Inc.	27,510	2,408,500

Road & Rail - 3.2%
Old Dominion Freight Lines, Inc.*	165,337	6,215,018

Semiconductors & Semiconductor Equipment - 3.5%
OmniVision Technologies, Inc.*	143,225	3,024,912
Zoran Corp.*	149,700	3,643,698

		6,668,610

Specialty Retail - 3.7%
Childrens Place Retail Stores, Inc.*	60,160	3,612,608
Select Comfort Corp.*	150,847	3,464,956

		7,077,564

Trading Companies & Distributors - 5.0%
Applied Industrial Technologies, Inc.	149,025	3,622,798
Watsco, Inc.	64,760	3,873,943
WESCO International, Inc.*	33,045	2,280,105

		9,776,846

Total Equity Securities (Cost $172,932,920)		184,596,969

	Shares	Value

Exchange Traded Funds - 2.7%
iShares Russell 2000 Index Fund	73,825	5,308,017

Total Exchange Traded Funds (Cost $5,163,554)		5,308,017

	Principal
	Amount

Certificate of Deposit - 0.1%
ShoreBank & Trust Co., 4.30%, 2/11/07 (b)(k)	$100,000	99,650

Total Certificate of Deposit (Cost $100,000)		99,650

High Social Impact Investments - 0.5%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/07 (b)(i)(r)	950,000	894,453

Total High Social Impact Investments (Cost $950,000)		894,453

U.S. Government Agencies and Instrumentalities - 0.5%
Federal Home Loan Bank Discount Notes, 7/3/06	1,000,000	999,728

Total U.S. Government Agencies and Instrumentalities (Cost $999,728)		999,728

TOTAL INVESTMENTS (Cost $180,146,202) - 99.9%		191,898,817
Other assets and liabilities, net - 0.1%		107,571
NET ASSETS - 100%		$192,006,388

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A.

(i)	Restricted securities represent 0.5% of net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

	Acquisiton
Restricted Securities	Date	Cost

Calvert Social Investment Foundation Notes, 3.00%, 7/1/07	7/1/04	$950,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

	PRINCIPAL
	AMOUNT	VALUE

CORPORATE BONDS - 60.1%
ACLC Business Loan Receivables Trust, 5.849%, 10/15/21 (e)(r)	$622,029	$600,022
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	1,945,000	2,098,071
7.30%, 10/14/49 (e)	1,000,000	997,057
Alliance Mortgage Investments, 12.56%, 6/1/10 (r)	386,666	386,666
AMB Property LP, 5.45%, 12/1/10	3,000,000	2,956,777
American Electric Power Co., Inc., STEP, 4.709%, 8/16/07 (r)	1,000,000	988,618
Ameriprise Financial, Inc., 7.518% to 6/1/16, floating rate thereafter to 6/1/66 (r)	2,000,000	2,007,959
APL Ltd., 8.00%, 1/15/24	150,000	135,188
Archstone-Smith Operating Trust, 5.25%, 12/1/10	2,000,000	1,950,559
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	350,000	204,750
Atmos Energy Corp., 5.443%, 10/15/07 (r)	2,500,000	2,499,477
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	227,000	241,619
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	1,952,339	2,010,362
BAE Systems Holdings, Inc., 5.57%, 8/15/08 (e)(r)	4,010,000	4,008,416
Banco Santander Chile, 5.633%, 12/9/09 (e)(r)	1,500,000	1,499,385
Bear Stearns Co’s, Inc.:
6.08%, 9/27/07 (r)	135,000	135,965
5.846%, 10/28/14 (r)	1,000,000	1,001,919
BF Saul, 7.50%, 3/1/14	500,000	502,500
BJ Services Co., 5.44%, 6/1/08 (r)	6,000,000	5,997,792
BNP US Funding LLC, 7.738% to 12/5/07, floating rate thereafter to 12/31/49 (e)(r)	115,000	117,462
Brandywine Operating Partnership LP, 5.415%, 4/1/09 (r)	2,500,000	2,497,606
Brascan Corp., 7.125%, 6/15/12	750,000	788,998
Capital One Financial Corp., 4.738%, 5/17/07	1,000,000	991,828
Catholic High School of New Iberia, 6.32%, 11/1/19 (r)	1,760,000	1,760,000
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,838,000	2,779,864
Chase Manhattan Bank-First Union National Bank, 7.134%, 8/15/31	575,312	575,824
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	1,500,000	1,530,224
CIT Group, Inc., 5.393%, 5/18/07 (r)	200,000	200,309
Citibank Credit Card Issuance Trust:
4.75%, 10/22/12	2,000,000	1,944,287
5.45%, 5/10/13	3,000,000	2,977,787
CitiFinancial, 6.75%, 7/1/07	2,000,000	2,021,257
Citigroup, Inc.:
5.423%, 6/9/09 (r)	110,000	110,225
6.50%, 1/18/11	3,000,000	3,097,831
Countrywide Asset-Backed Certificates, 5.773%, 11/25/34 (r)	353,255	353,801
Countrywide Financial Corp.:
5.351%, 12/5/06 (r)	200,000	199,946
5.40%, 5/5/08 (r)	480,000	480,510
Credit Suisse First Boston USA Inc., 5.428%, 3/2/11 (r)	2,500,000	2,499,890
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,799,062
CSX Corp.:
5.43%, 8/3/06 (r)	2,305,000	2,304,894
9.00%, 8/15/06	100,000	100,344
Daimler-Chrysler North American Holding Corp., 5.503%, 11/17/06 (r)	3,375,000	3,375,202
Devon Energy Corp., 2.75%, 8/1/06	50,000	49,900
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,088,877
Dominion Resources, Inc.:
5.79%, 9/28/07 (r)	3,500,000	3,500,852
STEP, 5.687%, 5/15/08 (r)	3,000,000	2,992,260
7.50% to 6/30/16, floating rate thereafter to 6/30/66 (r)	1,000,000	998,475
Duke Realty LP, 5.697%, 12/22/06 (r)	1,000,000	1,000,155
Dunkin Securitization, 5.779%, 6/20/31 (e)	4,000,000	3,970,696
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	2,025,000	2,034,017
Enterprise Mortgage Acceptance Co. LLC, 6.38%, 1/15/25 (e)	790,282	793,736
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	985,089
First National Bank of Omaha, 7.32%, 12/1/10	1,150,000	1,144,966
First Tennessee Bank:
5.75%, 12/1/08	250,000	249,566
5.316%, 12/8/08	4,000,000	3,975,402
Ford Motor Credit Co.:
9.75%, 9/15/10 (e)	886,996	866,049
9.473%, 4/15/12 (r)	3,500,000	3,552,346
Gannett Co., Inc., 5.414%, 5/26/09 (r)	2,000,000	1,999,120
GATX Rail Corp., 6.86%, 7/28/13	177,284	178,796
GE Dealer Floorplan Master Note Trust, 5.416%, 4/20/11 (r)	3,000,000	3,000,000
General Motors Acceptance Corp.:
3.40%, 7/15/06	138,000	137,889
6.125%, 9/15/06	100,000	99,875
6.15%, 4/5/07	1,065,000	1,059,683
6.599%, 9/23/08 (r)	500,000	488,786
7.431%, 12/1/14 (r)	260,000	248,252

	PRINCIPAL
	AMOUNT	VALUE

Glitnir banki HF:
5.228%, 10/15/08 (e)(r)	3,000,000	2,999,563
4.75%, 10/15/10 (e)	1,000,000	930,974
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	500,000	478,048
Trust III, 5.361%, 2/15/36 (e)	1,000,000	971,992
Golden Securities Corp., 5.409%, 12/2/13 (e)(r)	1,550,334	1,536,042
Goldman Sachs Group, Inc.:
5.42%, 7/23/09 (r)	1,199,000	1,207,191
5.886%, 3/22/16 (r)	1,000,000	997,654
HBOS Treasury Services plc, 3.50%, 11/30/07 (e)	125,000	121,498
Household Finance Corp.:
6.875%, 3/1/07	1,000,000	1,007,540
7.90%, 11/15/07	2,185,000	2,249,552
HRPT Properties Trust, 5.941%, 3/16/11 (r)	3,500,000	3,500,301
HSBC Finance Corp., 4.45%, 9/15/08	2,000,000	1,951,820
Hudson United Bancorp, 8.20%, 9/15/06	2,000,000	2,006,717
Impac CMB Trust:
6.023%, 10/25/33 (r)	182,148	182,207
5.643%, 9/25/34 (r)	307,301	307,886
5.583%, 4/25/35 (r)	616,532	618,378
5.633%, 4/25/35 (r)	616,532	618,946
5.593%, 5/25/35 (r)	313,597	314,243
5.643%, 8/25/35 (r)	1,396,324	1,398,857
Independence Community Bank Corp.:
3.50% to 6/1/08, floating rate thereafter to 6/20/13 (r)	2,350,000	2,245,022
3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	4,500,000	4,228,977
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	500,000	520,731
International Lease Finance Corp., 5.75%, 10/15/06	145,000	145,022
Interpool Capital Trust, 9.875%, 2/15/27	500,000	509,375
Irwin Land LLC, 4.51%, 12/15/15	1,425,000	1,336,607
JPMorgan Chase & Co., 5.47%, 10/28/08 (r)	4,000,000	3,997,529
Kaupthing Bank HF:
5.381%, 12/1/09	2,000,000	1,962,200
7.125%, 5/19/16 (e)	1,000,000	998,939
Lehman Brothers Holdings, Inc., 5.15%, 9/8/08 (r)	3,000,000	2,968,790
Lennar Corp., 5.689%, 8/20/07 (r)	6,500,000	6,497,249
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	1,500
Melair Associates LLC, 5.75%, 9/1/34 (r)	1,375,000	1,375,000
Meridian Funding Co. LLC:
5.21%, 10/6/08 (e)(r)	787,372	787,701
5.539%, 10/15/14 (e)(r)	2,500,000	2,500,867
Merrill Lynch & Co., Inc.:
7.00%, 1/15/07	2,000,000	2,009,877
5.37%, 2/5/10 (r)	291,000	291,854
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	505,772
Morgan Stanley, 5.295%, 2/15/07 (r)	200,000	200,074
Nationwide Health Properties, Inc., 6.59%, 7/7/38	1,000,000	997,889
New Valley Generation I, 7.299%, 3/15/19	850,076	923,535
New York State Community Statutory Trust II, 9.218%, 12/28/31 (e)(r)	500,000	501,875
Noble Group Ltd., 6.625%, 3/17/15 (e)	200,000	171,750
Odyssey Re Holdings Corp., 6.875%, 5/1/15	775,000	728,444
Orkney Re II plc, Series B, 7.74%, 12/21/35 (e)(r)	1,400,000	1,400,000
Overseas Private Investment Corp., 7.45%, 12/15/10	930,679	968,270
Pacific Bell, 6.875%, 8/15/06	500,000	500,688
Pacific Pilot Funding Ltd., 5.83%, 10/20/16 (e)(r)	496,936	495,741
Pacificorp, 6.375%, 5/15/08	30,000	30,436
Preferred Term Securities IX Ltd., 5.71%, 4/3/33 (e)(r)	1,000,000	1,006,920
Premium Asset Trust, 5.273%, 10/8/09 (e)(r)	1,000,000	1,000,814
PRICOA Global Funding I, 5.351%, 6/3/08 (e)(r)	350,000	349,762
Prudential Financial, Inc., 5.46%, 6/13/08 (r)	500,000	500,746
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,275,000	1,288,765
Public Service Enterprise Group, Inc., 5.799%, 9/21/08 (r)	3,000,000	3,004,305
Reed Elsevier Capital, Inc., 5.659%, 6/15/10 (r)	2,500,000	2,499,169
Regions Financial Corp., 4.50%, 8/8/08	1,500,000	1,465,364
Residential Capital Corp.:
6.875%, 6/29/07 (r)	6,130,000	6,149,772
6.489%, 11/21/08 (r)	3,000,000	3,011,982
6.168%, 4/17/09 (r)	3,000,000	2,990,352
6.00%, 2/22/11	4,700,000	4,557,052
Santander Issuances SA Unipersonal , 5.774%, 6/20/16 (e)(r)	5,000,000	5,080,663
Southern California Gas Co., 5.401%, 12/1/09 (r)	1,000,000	999,561
Sovereign Bancorp, Inc., 5.511%, 3/1/09 (e)(r)	1,000,000	999,063
Sovereign Bank:
4.00%, 2/1/08	2,830,000	2,756,312
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	4,025,000	3,899,649
Spieker Properties LP, 6.75%, 1/15/08	4,500,000	4,555,195
Summit Properties Partnership LP, 7.20%, 8/15/07	138,000	139,312
TIERS Trust, 8.45%, 12/1/17 (n)*	658,859	9,883
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/09 (e)	3,000,000	2,569,753
2/15/45 (e)	24,083,749	2,878,490
Tyco International Group SA:
Participation Certificate Trust, 4.436%, 6/15/07 (e)	500,000	491,056
6.75%, 2/15/11	2,500,000	2,582,003
UnumProvident Corp., 5.997%, 5/15/08	2,000,000	1,993,288
Viacom, Inc., 5.691%, 6/16/09 (e)(r)	3,000,000	2,999,035
Wachovia Capital Trust III, 5.80% to 03/1/11, floating rate thereafter to 3/15/42 (r)	1,000,000	974,298
Wal-Mart Stores, Inc., 8.07%, 12/21/12	500,000	530,780
Waste Management, Inc., 7.00%, 10/15/06	600,000	601,964
Woori Bank, 6.125% to 5/3/11, floating rate thereafter to 5/3/16 (e)(r)	1,000,000	995,275
World Financial Network, Credit Card Master Note Trust, 5.569%, 5/15/12 (r)	1,000,000	1,005,886

Total Corporate Bonds (Cost $228,262,012)		226,232,632

	PRINCIPAL
	AMOUNT	VALUE

TAXABLE MUNICIPAL OBLIGATIONS - 20.3%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.07%, 3/1/09	255,000	250,596
5.09%, 3/1/10	105,000	102,769
5.13%, 3/1/11	115,000	112,097
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/06	1,000,000	986,190
10/1/09	6,000,000	4,999,140
Allentown Pennsylvania GO Bonds, 3.41%, 10/1/09	1,910,000	1,789,441
American National Fish and Wildlife Museum District Revenue VRDN, 5.44%, 3/1/33 (r)	1,500,000	1,500,000
Baltimore Maryland General Revenue Bonds, 5.00%, 7/1/12	1,330,000	1,284,208
Bayonne New Jersey Municipal Utilities Authority Revenue Bonds, 3.70%, 4/1/10	365,000	341,936
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	645,442
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,000,000	966,940
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	466,500
California State M-S-R Public Power Agency Revenue Bonds, 3.45%, 7/1/09	3,460,000	3,256,206
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/08	1,395,000	1,250,687
5.34%, 8/1/08	1,680,000	1,671,264
5.41%, 8/1/09	1,755,000	1,745,084
Zero Coupon, 6/1/10	2,820,000	2,265,221
Zero Coupon, 6/1/13	3,190,000	2,160,172
Canyon Texas Regional Water Authority Revenue Bonds, 5.70%, 8/1/12	165,000	164,271
Chicago Illinois GO Bonds, 5.20%, 1/1/10	3,600,000	3,550,284
College Park Georgia Revenue Bonds, 5.497%, 1/1/08	2,000,000	1,997,060
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/12	380,000	264,925
Grant County Washington Public Utility District No. 2 Revenue Bonds:
3.91%, 1/1/08	325,000	317,414
5.11%, 1/1/13	500,000	483,365
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,860,000	1,840,265
Indiana State Bond Bank Revenue Bonds, 2.79%, 1/15/08	450,000	431,883
Inglewood California Pension Funding Revenue Bonds:
4.57%, 9/1/08	205,000	200,513
4.65%, 9/1/09	215,000	208,776
4.74%, 9/1/10	225,000	217,204
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	690,000	663,131
JEA Florida St. Johns River Power Park System Revenue Bonds, 4.80%, 10/1/07	3,000,000	2,974,320
La Verne California Revenue Bonds:
5.25%, 6/1/07	125,000	124,662
5.34%, 6/1/08	260,000	258,968
5.40%, 6/1/09	270,000	268,793
5.45%, 6/1/10	340,000	338,375
5.49%, 6/1/11	350,000	348,289

	PRINCIPAL
	AMOUNT	VALUE

Los Angeles California Community Redevelopment Agency Tax Allocation Bonds:
3.94%, 7/1/08	775,000	748,007
4.22%, 7/1/09	805,000	770,127
Los Angeles County California Revenue Bonds, Zero Coupon:
6/30/07	1,595,000	1,507,897
6/30/10	363,000	289,747
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	3,300,000	3,159,618
New York State Urban Development Corp. Revenue Bonds, 4.38%, 12/15/11	2,300,000	2,158,205
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	957,630
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	958,702
Oakland California Pension Obligation Revenue Bonds, Zero Coupon, 12/15/10	2,000,000	1,560,020
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.268%, 9/1/11	2,860,000	2,810,493
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,286,775
Oklahoma State Capital Improvement Authority Revenue Bonds, 5.10%, 7/1/11	2,720,000	2,660,786
Orange County California Pension Obligation Revenue Bonds, Zero Coupon, 9/1/11	6,100,000	4,560,360
Oregon State Community College Districts Revenue Bonds, Zero Coupon, 6/30/07	1,465,000	1,384,996
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	4,000,000	3,984,920
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 4.985%, 12/1/09	1,035,000	1,015,356
San Antonio Texas GO Bonds, 2.80%, 2/1/08	500,000	479,020
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,480,000	1,461,544
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	1,000,000	994,960
Shawano-Gresham Wisconsin School District GO Bonds, 5.75%, 3/1/11	415,000	414,929
Shorewood Wisconsin School District GO Bonds, 5.30%, 4/1/16	350,000	337,953
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	700,000	733,922
Texas Municipal Gas Corp., 2.60%, 7/1/07	465,000	457,420
West Contra Costa California Unified School District COPs:
4.50%, 1/1/08	275,000	270,119
4.59%, 1/1/09	285,000	277,847
4.66%, 1/1/10	435,000	420,950
Ypsilanti Michigan GO Bonds, 5.55%, 5/1/12	335,000	331,965

Total Taxable Municipal Obligations (Cost $77,811,129)		76,440,659

	PRINCIPAL
	AMOUNT	VALUE

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 12.3%
Fannie Mae, 5.50%, 12/25/16	965,799	944,475
Federal Farm Credit Bank, 3.20%, 4/7/08	3,000,000	2,886,443
Federal Home Loan Bank:
2.01%, 7/21/06	200,000	199,678
0.00%, 2/5/07 (r)	3,000,000	2,883,750
STEP, 4.60%, 10/26/07 (r)	5,000,000	4,963,744
0.00%, 12/28/07 (r)	4,000,000	3,666,800
Federal Home Loan Bank Discount Notes, 7/3/06	27,000,000	26,992,650
Freddie Mac, 5.125%, 12/15/13	2,650,082	2,577,304
Tunisia Government AID Bonds, Guaranteed by the United States Agency of International Development, 9.375%, 8/1/16	824,999	948,204

Total U.S. Government Agencies and Instrumentalities (Cost $46,268,639)		46,063,048

U.S. TREASURY - 3.2%
United States Treasury Notes:
2.75%, 8/15/07	10,000,000	9,728,125
4.375%, 12/15/10	920,000	893,406
4.875%, 4/30/11	1,320,000	1,306,387
4.875%, 5/31/11	30,000	29,691
5.125%, 5/15/16	200,000	199,781

Total U.S. Treasury (Cost $12,257,431)		12,157,390

	SHARES

EQUITY SECURITIES - 1.7%
Conseco, Inc., Preferred	72,000	2,003,040
Manitoba Telecom Services, Inc.	4,406	179,441
Richmond County Capital Corp., Preferred (e)	7	702,625
Roslyn Real Estate Asset Corp., Preferred	10	1,004,687
WoodBourne Pass-Through Trust, Preferred (e)	25	2,511,719

Total Equity Securities (Cost $6,190,563)		6,401,512

TOTAL INVESTMENTS (Cost $370,789,774) - 97.6%		367,295,241
Other assets and liabilities, net - 2.4%		8,943,417

NET ASSETS - 100%		$376,238,658

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	170	9/06	$34,472,813	($73,640)

Total Purchased				($73,640)

Sold:
5 Year U.S. Treasury Notes	171	9/06	$17,682,469	$121,460
10 Year U.S. Treasury Notes	78	9/06	8,179,031	(19,222)
U.S. Treasury Bonds	72	9/06	7,679,250	14,836

Total Sold				$117,074

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
STEP: Setpped coupon for which the coupon rate of interest will adjust on scheduled future dates
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Income, Short Duration Income, Long-Term Income, and New Vision Small Cap. Income, Short Duration Income, and Long-Term Income are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Long-Term Income began operations on December 31, 2004. Income and New Vision Small Cap offer four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers three classes of shares of beneficial interest (Class A, Class C, and Class I) and Long-Term Income offers Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, and 2.75% for New Vision Small Cap, Income and Long-Term Income, and Short Duration Income, respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value their investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2006, securities in New Vision Small Cap valued at $994,103, or 0.5% of net assets, were fair valued in good faith under the direction of the Board of Trustees.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Short Sales: Income, Short Duration Income, and Long-Term Income may use a hedging technique that involves short sales of U.S. Treasury securities for the purposes of hedging interest rate risk. Any short sales are “covered” with an equivalent amount of high quality, liquid securities.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits may be used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
NOTE B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2006.

			Short
		Long-Term	Duration	New Vision
	Income	Income	Income	Small Cap

Federal income tax cost of investments	$4,228,170,772	$3,552,686	$370,790,224	$180,486,163
Unrealized appreciation	23,460,251	11,708	672,736	22,631,900
Unrealized depreciation	160,357,369	97,248	4,167,719	11,219,246
Net unrealized appreciation/ (depreciation)	($136,897,118)	($85,540)	($3,494,983)	$11,412,654
Net realized capital loss carryforward for federal income tax purposes of $571,370 for New Vision Small Cap (from Calvert Social Investment Fund Technology Portfolio) at September 30, 2005 may be available, subject to certain tax limitations, to offset future capital gains until expiration in September 2010.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 25, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek
President — Principal Executive Officer

Date:	August 25, 2006

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	August 25, 2006